Condensed Consolidated Statement of Stockholders' Equity (Parentheticals) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issuance of common shares, issuance costs	178,407	475,568
Issuance of common shares, initial fair value of warrants	8,503,358	742,809